DERIVATIVE INSTRUMENTS (Schedule of the Fair value of the outstanding non-designated foreign exchange contracts) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments Schedule Of Fair Value Of Outstanding Non-designated Foreign Exchange Contracts
Fair value of foreign exchange non-designated hedge transactions		$ 12
Fair value of foreign exchange non-designated hedge transactions	(13)
Total derivatives non-designated as hedging instruments	$ (13)	$ 12